Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Consolidated net income (loss)	$ 9,242	$ (13,452)	$ (28,216)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	70,732	73,165	76,588
Asset impairment charges			3,287
Amortization of intangibles, contract costs, deferred financing costs and bond premium	9,875	11,588	13,010
Provision for doubtful accounts	359	215	69
Provision for inventory obsolescence	713	500	493
Non-cash share-based compensation expense	3,039	3,066	2,435
Gain on sales and disposals of equipment	(2,443)	(3,741)	(4,587)
Deferred income taxes	(17,875)	258	234
Interest on note receivable	(29)	(10)
Changes in operating assets and liabilities:
Accounts receivable	(5,732)	(11,171)	(2,668)
Inventories	670	(294)	(1,008)
Other operating assets	103	(5,538)	1,055
Accounts payable	(29)	1,851	2,297
Other operating liabilities	1,994	(1,715)	9,295
Net cash provided by operating activities	70,619	54,722	72,284
Cash flows from investing activities:
Medical equipment purchases	(46,512)	(56,417)	(57,780)
Property and office equipment purchases	(8,836)	(6,663)	(4,718)
Proceeds from disposition of property and equipment	3,852	10,204	12,492
Issuance of note receivable from officer	(936)	(983)
Acquisitions and refund of escrow	(2,692)	(15,795)	(2,600)
Net cash used in investing activities	(55,124)	(69,654)	(52,606)
Cash flows from financing activities:
Proceeds under senior secured credit facility	139,223	166,042	127,952
Payments under senior secured credit facility	(144,715)	(148,350)	(138,952)
Payments of principal under capital lease obligations	(6,308)	(6,330)	(7,343)
Payment of deferred financing costs		(109)	(1,382)
Holdback payment related to acquisition		(500)
Distributions to noncontrolling interests	(355)	(367)	(460)
Dividend and equity distribution payments		(24)	(38)
Proceed from exercise of parent company stock options	93	87
Purchases of noncontrolling interests			(25)
Contribution from Parent	1,900
Change in book overdrafts	(5,333)	4,483	500
Contributions from new members to limited liability company			70
Net cash (used in) provided by financing activities	(15,495)	14,932	(19,678)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of period	0	0	0
Cash and cash equivalents at the end of period	0	0	0
Supplemental cash flow information:
Interest paid	52,613	51,810	52,205
Income taxes paid	674	647	681
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	13,390	15,490	11,592
Capital lease additions	$ 7,227	$ 7,920	7,614
Dividend forfeited			(5)
Contribution from Parent			$ 27,318